Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000009619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class R6 Shares)
Accumulated Value	$ 5,000,000		$ 5,069,917	$ 5,127,220	$ 5,282,746	$ 5,916,231	$ 6,046,711	$ 5,930,460	$ 5,415,398	$ 5,602,871	$ 5,959,596	$ 6,363,107
C000033520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class R5 Shares)
Accumulated Value	10,000		10,130	10,234	10,535	11,790	12,038	11,784	10,757	11,108	11,818	12,596
C000173235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class R4 Shares)
Accumulated Value	10,000		10,105	10,186	10,469	11,696	11,925	11,660	10,626	10,954	11,625	12,373
C000173234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class R3 Shares)
Accumulated Value	10,000		10,075	10,133	10,399	11,583	11,780	11,485	10,441	10,740	11,370	12,072
C000070638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class R2 Shares)
Accumulated Value	10,000		10,075	10,116	10,345	11,502	11,667	11,346	10,288	10,564	11,153	11,809
C000009615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class I Shares)
Accumulated Value	1,000,000		1,011,799	1,020,790	1,051,150	1,175,551	1,199,628	1,173,589	1,069,725	1,105,024	1,174,645	1,251,007
C000009618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class C Shares)
Accumulated Value	10,000		10,040	10,050	10,249	11,364	11,505	11,162	10,097	10,338	10,951	11,644
C000009616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Fund (Class A Shares)
Accumulated Value	9,623		9,710	9,781	10,046	11,206	11,407	11,132	10,122	10,429	11,047	11,747
C000009621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class A Shares)
Accumulated Value	9,622		9,943	10,040	10,342	11,452	11,715	11,471	10,391	10,768	11,506	12,299
C000009623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class C Shares)
Accumulated Value	10,000		10,264	10,308	10,546	11,609	11,797	11,464	10,324	10,642	11,371	12,154
C000009620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class I Shares)
Accumulated Value	1,000,000		1,037,366	1,050,552	1,085,241	1,205,254	1,236,536	1,212,799	1,103,205	1,146,566	1,227,074	1,315,522
C000070639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class R2 Shares)
Accumulated Value	10,000		10,291	10,362	10,631	11,725	11,947	11,652	10,514	10,852	11,551	12,283
C000173236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class R3 Shares)
Accumulated Value	10,000		10,327	10,408	10,704	11,838	12,093	11,808	10,693	11,066	11,795	12,594
C000173237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class R4 Shares)
Accumulated Value	10,000		10,341	10,467	10,779	11,950	12,238	11,996	10,877	11,284	12,057	12,906
C000173238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class R5 Shares)
Accumulated Value	10,000		10,372	10,500	10,844	12,038	12,347	12,122	11,011	11,450	12,250	13,131
C000009624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Plus Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,183,993	5,259,434	5,429,511	6,040,563	6,201,726	6,087,656	5,542,796	5,764,942	6,174,161	6,624,593
C000009631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,984,147	4,982,803	5,138,509	5,697,848	5,744,051	5,596,826	5,096,758	5,219,855	5,518,323	5,864,185
C000171357 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Fund (Class R4 Shares)
Accumulated Value	10,000		9,946	9,920	10,205	11,288	11,342	11,034	10,023	10,239	10,797	11,446
C000171356 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Fund (Class R3 Shares)
Accumulated Value	10,000		9,924	9,884	10,143	11,180	11,216	10,884	9,852	10,040	10,561	11,163
C000070640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Fund (Class R2 Shares)
Accumulated Value	10,000		9,918	9,844	10,076	11,089	11,095	10,730	9,698	9,857	10,343	10,909
C000009632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Fund (Class I Shares)
Accumulated Value	1,000,000		996,152	994,584	1,025,342	1,134,377	1,142,089	1,112,403	1,010,637	1,033,487	1,090,940	1,157,565
C000009635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Fund (Class C Shares)
Accumulated Value	10,000		9,864	9,769	9,974	10,941	10,921	10,541	9,503	9,645	10,155	10,748
C000009633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Fund (Class A Shares)
Accumulated Value	9,628		9,572	9,532	9,790	10,811	10,855	10,535	9,556	9,747	10,263	10,862
C000009637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class A Shares)
Accumulated Value	9,624		11,360	11,734	12,159	12,731	13,432	13,746	12,944	14,131	15,565	16,605
C000009639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class C Shares)
Accumulated Value	10,000		11,753	12,080	12,437	12,971	13,613	13,858	12,986	14,102	15,533	16,571
C000009636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class I Shares)
Accumulated Value	1,000,000		1,183,986	1,225,910	1,273,262	1,337,833	1,414,622	1,450,941	1,368,059	1,498,672	1,653,562	1,770,198
C000070641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class R2 Shares)
Accumulated Value	10,000		11,774	12,124	12,520	13,063	13,735	14,006	13,141	14,297	15,696	16,688
C000192734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class R3 Shares)
Accumulated Value	10,000		11,803	12,178	12,605	13,198	13,909	14,213	13,377	14,577	16,051	17,096
C000192735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class R4 Shares)
Accumulated Value	10,000		11,832	12,240	12,701	13,332	14,083	14,430	13,615	14,875	16,420	17,532
C000033521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class R5 Shares)
Accumulated Value	10,000		11,840	12,265	12,745	13,396	14,189	14,561	13,761	15,053	16,636	17,785
C000009640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan High Yield Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,924,688	6,143,855	6,390,756	6,725,145	7,121,960	7,316,022	6,919,750	7,578,925	8,386,545	8,976,845
C000009657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short Duration Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,057,455	5,070,176	5,201,875	5,468,378	5,652,245	5,572,228	5,466,475	5,748,988	6,105,584	6,424,137
C000009653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short Duration Bond Fund (Class I Shares)
Accumulated Value	1,000,000		1,008,987	1,009,812	1,032,461	1,084,005	1,119,807	1,103,292	1,081,693	1,136,916	1,206,714	1,268,916
C000009656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short Duration Bond Fund (Class C Shares)
Accumulated Value	10,000		10,005	9,936	10,090	10,520	10,786	10,547	10,266	10,696	11,325	11,880
C000009654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short Duration Bond Fund (Class A Shares)
Accumulated Value	9,774		9,828	9,812	10,007	10,491	10,812	10,626	10,392	10,885	11,526	12,091
C000009692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)
Accumulated Value	9,772		9,704	9,729	9,977	10,488	10,533	10,327	10,031	10,341	10,639	11,059
C000009694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)
Accumulated Value	10,000		9,873	9,854	10,061	10,516	10,507	10,250	9,908	10,158	10,461	10,874
C000077258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)
Accumulated Value	1,000,000		997,960	1,004,993	1,036,054	1,093,632	1,103,129	1,086,473	1,060,300	1,097,747	1,134,269	1,185,181
C000205207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,989,801	5,024,964	5,176,570	5,467,195	5,517,395	5,441,860	5,313,511	5,503,971	5,689,942	5,942,667
C000205208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Free Bond Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,004,289	5,134,471	5,301,967	5,870,118	5,924,755	5,911,936	5,377,451	5,687,307	5,901,156	6,151,019
C000009696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Free Bond Fund (Class I Shares)
Accumulated Value	1,000,000		1,000,858	1,026,894	1,060,157	1,173,174	1,183,494	1,180,332	1,074,079	1,135,382	1,177,473	1,225,587
C000009695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Free Bond Fund (Class C Shares)
Accumulated Value	10,000		9,934	10,103	10,349	11,356	11,364	11,251	10,151	10,647	11,005	11,438
C000009697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Free Bond Fund (Class A Shares)
Accumulated Value	9,625		9,622	9,850	10,145	11,197	11,271	11,225	10,188	10,742	11,114	11,551
Bloomberg U S Aggregate C000009619 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,070,761	5,096,374	5,257,918	5,872,185	5,953,430	5,796,011	5,232,529	5,406,625	5,720,655	6,078,797
Bloomberg U S Aggregate C000009615 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,014,152	1,019,275	1,051,584	1,174,437	1,190,686	1,159,202	1,046,506	1,081,325	1,144,131	1,215,759
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Bloomberg U S Government Bond C000009631 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,942,704	4,917,077	5,075,076	5,686,333	5,683,882	5,563,633	5,009,772	5,127,380	5,381,328	5,667,782
Bloomberg U S Government Bond C000009632 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		988,541	983,415	1,015,015	1,137,267	1,136,776	1,112,727	1,001,954	1,025,476	1,076,266	1,133,556
Bloomberg U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index
Accumulated Value	10,000		9,885	9,834	10,150	11,373	11,368	11,127	10,020	10,255	10,763	11,336
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Accumulated Value	10,000		12,230	12,733	13,276	14,060	15,259	15,382	14,543	16,149	17,773	19,022
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index
Accumulated Value	10,000		12,183	12,692	13,239	14,046	15,354	15,452	14,609	16,218	17,854	19,137
ICE BofA US High Yield Constrained C000009640 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,114,758	6,366,741	6,637,851	7,030,021	7,629,468	7,690,793	7,271,560	8,074,325	8,886,742	9,510,776
Bloomberg U S Corporate High Yield 2 Issuer Capped C000009640 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,091,518	6,346,079	6,619,570	7,023,186	7,676,973	7,725,798	7,304,407	8,108,875	8,927,116	9,568,373
ICE BofA US High Yield Constrained C000009636 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,222,952	1,273,348	1,327,570	1,406,004	1,525,894	1,538,159	1,454,312	1,614,865	1,777,348	1,902,155
Bloomberg U S Corporate High Yield 2 Issuer Capped C000009636 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,218,304	1,269,216	1,323,914	1,404,637	1,535,395	1,545,160	1,460,881	1,621,775	1,785,423	1,913,675
Bloomberg 1 3 Year U S Government Credit Bond C000009657 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,050,991	5,057,738	5,185,177	5,438,450	5,543,742	5,453,966	5,316,827	5,560,361	5,868,585	6,157,164
Bloomberg 1 3 Year U S Government Credit Bond C000009653 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,010,198	1,011,548	1,037,035	1,087,690	1,108,748	1,090,793	1,063,365	1,112,072	1,173,717	1,231,433
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Accumulated Value	10,000		10,102	10,115	10,370	10,877	11,087	10,908	10,634	11,121	11,737	12,314
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Index
Accumulated Value	10,000		10,025	10,276	10,701	11,713	11,837	11,759	11,159	11,764	12,112	12,713
Bloomberg U S 1 5 Year Blend 1 6 Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index
Accumulated Value	10,000		10,029	10,089	10,366	10,806	10,983	10,835	10,653	11,049	11,406	11,931
Bloomberg US Municipal C000077258 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,002,539	1,027,636	1,070,051	1,171,289	1,183,683	1,175,872	1,115,931	1,176,392	1,211,228	1,271,340
Bloomberg U S 1 5 Year Blend 1 6 Municipal Bond C000077258 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,002,904	1,008,855	1,036,607	1,080,610	1,098,338	1,083,515	1,065,310	1,104,879	1,140,616	1,193,119
Bloomberg US Municipal C000205207 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,012,696	5,138,181	5,350,255	5,856,446	5,918,417	5,879,361	5,579,657	5,881,962	6,056,140	6,356,702
Bloomberg U S 1 5 Year Blend 1 6 Municipal Bond C000205207 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 5,000,000		$ 5,014,520	$ 5,044,277	$ 5,183,034	$ 5,403,050	$ 5,491,688	$ 5,417,573	$ 5,326,552	$ 5,524,396	$ 5,703,080	$ 5,965,593